OCTOBER 11, 2018

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH AUGUST 9, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

The mailing address for Hartford Funds reflected on the back cover page in the above referenced Statutory Prospectus is changing effective immediately. Accordingly, the reference to the old address on the back cover page is deleted and replaced with Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060.

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7436	October 2018

OCTOBER 11, 2018

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED MAY 1, 2018, AS SUPPLEMENTED MAY 15, 2018

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1)	Effective November 1, 2018, Hartford Small/Mid Cap Equity HLS Fund will be renamed Hartford MidCap Growth HLS Fund. Accordingly, effective November 1, 2018, all references to Hartford Small/Mid Cap Equity HLS Fund and Small/Mid Cap Equity HLS Fund are deleted and replaced with Hartford MidCap Growth HLS Fund and MidCap Growth HLS Fund, respectively.

(2)	The mailing address for Hartford Funds reflected on the cover page in the above referenced Statement of Additional Information is changing effective immediately. Accordingly, the reference to the old address on the cover page is deleted and replaced with Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060.

(3)	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to footnote (a) to the chart:

Effective August 31, 2018, Mammen Chally, CFA no longer serves as a portfolio manager to Hartford Small Company HLS Fund.

(4)	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to footnote (b) to the chart:

Effective August 31, 2018, David J. Elliot, CFA no longer serves as a portfolio manager to Hartford Small Cap Growth HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR
FUTURE REFERENCE.